GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General And Summary Of Significant Accounting Policies Details
Numerator - Net income available to common shareholders	$ 2,657	$ 2,726	$ 2,597	$ 2,262	$ 2,113	$ 2,057	$ 2,385	$ 3,056	$ 10,242	$ 9,611	$ 9,404
Denominator - Weighted average common shares outstanding	4,909,910	4,934,815	4,977,506	5,017,789	5,046,833	5,086,469	5,133,051	5,178,759	4,963,826	5,110,849	5,315,634
Basic net income per common share available to common shareholders	$ 0.54	$ 0.55	$ 0.52	$ 0.45	$ 0.42	$ 0.4	$ 0.46	$ 0.59	$ 2.06	$ 1.88	$ 1.77